UNITED STATES
              SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

                          FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2001
Check here if Amendment [x ]; Amendment Number: 1

This Amendment (Check only one.): [x] is a restatement.
                         [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:          Cadinha & Co., LLC
Address:  900 Fort Street Mall
          Suite 1240
          Honolulu, Hawaii 96813
13F File Number: 028-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Neil Rose
Title:         Chief Investment Officer
Phone:         808-523-9488
Signature, Place, and Date of Signing:
Neil Rose, Honolulu, Hawaii  October 20, 2008

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:5873021
Form 13F Information Table Value Total:261784 x ($1000)
List of Other Included Managers:

FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER 	VOTING AUTHORITY
NAME OF ISSUER	 	CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCR.	MGR	Sole	Shared	None
ISHARES MSCI GERMANY	COM	464286806	11794	781060	SH		SOLE		775160	0	5900
MIDCAP SPDR TR. SRS. 1	COM	595635103	2784	30000	SH		SOLE		30000	0	0
AMGEN			COM	31162100	363	6440	SH		SOLE		6440	0	0
AMERICAN PWR CONV	COM	29066107	2032	140520	SH		SOLE		139420	0	1100
DELL COMPUTER 		COM	247025109	6873	252875	SH		SOLE		251875	0	1000
INTEL 			COM	458140100	11877	377634	SH		SOLE		375534	0	2100
MICROSOFT 		COM	594918104	734	11082	SH		SOLE		11082	0	0
AGILENT TECH		COM	00846U101	2978	104439	SH		SOLE		103839	0	600
ALBERTSON'S		COM	13104104	225	7144	SH		SOLE		7144	0	0
ABBOTT LABORATORIES	COM	2824100		1032	18513	SH		SOLE		18513	0	0
AUTOMATIC DATA		COM	53015103	9406	159691	SH		SOLE		158891	0	800
AMERICAN INTL GRP	COM	26874107	1092	13752	SH		SOLE		13752	0	0
AUTOLIV			COM	52800109	232	11405	SH		SOLE		11405	0	0
AMERICA ONLINE 		COM	00184A105	311	9695	SH		SOLE		9695	0	0
BANK OF AMERICA		COM	60505104	411	6532	SH		SOLE		6532	0	0
BIOTECH HOLDERS		COM	09067D201	2625	19885	SH		SOLE		19885	0	0
BELLSOUTH 		COM	79860102	507	13290	SH		SOLE		13290	0	0
BRISTOL-MYERS SQUIBB	COM	110122108	680	13324	SH		SOLE		12924	0	400
PACIFIC CENTURY FINCL	COM	694058108	1876	72447	SH		SOLE		72447	0	0
BP PLC ADR		COM	55622104	8231	176970	SH		SOLE		175970	0	1000
BERKSHIRE HATHAWAY A	COM	84670108	378	5	SH		SOLE		5	0	0
COMPUTER ASSOC INTL	COM	204912109	408	11824	SH		SOLE		11824	0	0
CHEVRONTEXACO		COM	166764100	9295	103723	SH		SOLE		103223	0	500
DU PONT			COM	263534109	679	15964	SH		SOLE		15964	0	0
DOW CHEMICAL		COM	260543103	654	19362	SH		SOLE		19362	0	0
GILLETTE		COM	375766102	467	13985	SH		SOLE		13885	0	100
GENERAL DYNAMICS 	COM	369550108	10597	133065	SH		SOLE		132265	0	800
GENERAL ELECTRIC	COM	369604103	13254	330684	SH		SOLE		329484	0	1200
HOME DEPOT		COM	437076102	9654	189252	SH		SOLE		188002	0	1250
HAWAIIAN ELECTRIC 	COM	419870100	318	7898	SH		SOLE		7898	0	0
HONDA MOTOR ADR		COM	438128308	4084	50100	SH		SOLE		50100	0	0
HEINZ (H. J.)		COM	423074103	234	5700	SH		SOLE		5700	0	0
IBM			COM	459200101	14508	119943	SH		SOLE		119043	0	900
JOHNSON & JOHNSON	COM	478160104	16354	276716	SH		SOLE		275716	0	1000
J.P. MORGAN CHASE	COM	46625H100	230	6315	SH		SOLE		6315	0	0
KIMBERLY-CLARK		COM	494368103	7309	122216	SH		SOLE		121416	0	800
COCA-COLA 		COM	191216100	7132	151257	SH		SOLE		150357	0	900
LILLY (ELI)		COM	532457108	446	5675	SH		SOLE		5675	0	0
LOCKHEED MARTIN		COM	539830109	8224	176208	SH		SOLE		175208	0	1000
3M			COM	604059105	7742	65490	SH		SOLE		65190	0	300
MERCK 			COM	589331107	8671	147458	SH		SOLE		146758	0	700
PEPSICO 		COM	713448108	457	9380	SH		SOLE		9380	0	0
PFIZER			COM	717081103	9288	233082	SH		SOLE		231882	0	1200
PROCTER & GAMBLE	COM	742718109	260	3292	SH		SOLE		3292	0	0
ROHM & HAAS		COM	775371107	351	10125	SH		SOLE		10125	0	0
SBC COMMUN		COM	78387G103	629	16067	SH		SOLE		16067	0	0
SCHLUMBERGER 		COM	806857108	669	12176	SH		SOLE		11976	0	200
SYSCO 			COM	871829107	261	9940	SH		SOLE		9940	0	0
TEXAS INSTRUMENTS	COM	882508104	8485	303040	SH		SOLE		301340	0	1700
TYCO INTL		COM	902124106	8980	152461	SH		SOLE		151561	0	900
UNUMPROVIDENT 		COM	91529Y106	3707	139830	SH		SOLE		139030	0	800
UNITED PARCEL 'B'	COM	911312106	8154	149620	SH		SOLE		148720	0	900
UNITED TECH.		COM	913017109	11161	172694	SH		SOLE		171394	0	1300
VERIZON COM.		COM	92343V104	828	17456	SH		SOLE		17456	0	0
WALGREEN 		COM	931422109	888	26370	SH		SOLE		26370	0	0
WELLS FARGO		COM	949746101	542	12463	SH		SOLE		12463	0	0
WAL-MART STORES 	COM	931142103	11671	202793	SH		SOLE		201693	0	1100
EXXON MOBIL		COM	30231G102	8752	222694	SH		SOLE		221294	0	1400